Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of the Consolidated Vies	The following financial statement amounts and balances of the consolidated VIEs were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.
	As of March 31, 2024	As of March 31, 2023
	USD	USD
Current Assets:
Cash and cash equivalents	—	678,691
Accounts receivable and contract assets, net	—	10,062
Prepayments and other assets	—	43,779
Amounts due from related parties	—	26,206,288
Total Current Assets	—	26,938,820
Property, equipment and software, net	—	28,698
Total Assets		26,967,518

Current Liabilities
Accrued expenses and other current liabilities	—	32,430
Taxes (benefit) payable	—	(12,624)
Total Current Liabilities	—	19,806
Total Liabilities	—	19,806
	Year ended	Year ended	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022
	USD	USD	USD
Net revenues	694	27,324	311,725
Net loss	(12,479)	(348,806)	(11,527,588)
	Year ended	Year ended	Year ended
	March 31, 2023	March 31, 2022	March 31, 2021
	USD	USD	USD
Net cash provided by (used in) operating activities	12,497	(559,973)	5,613,401
Net cash (used in) investing activities	-	-	(1,455,547)
Net cash provided by (used in) financing activities	213,879	(1,156,948)	(13,203,558)

Schedule of Disaggregation of Revenue	The following table illustrates the disaggregation of revenue:
	Year ended	Year ended	Year ended
	March 31, 2024	March 31, 2023	March 31, 2022
	USD	USD	USD
Revenue
Revenue from medical devices-US	-	9,181,274	6,000,000
Revenue from medical devices-PRC	2,416,797	4,005,251	-
Total revenues	2,416,797	13,186,525	6,000,000
Tax and surcharges	2,459	4,964	-
Net Revenues	2,414,338	13,181,561	6,000,000

Schedule of Estimated Useful Lives of Property and Equipment	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:
Useful life
Office equipment	3-5 years

Schedule of Noncontrolling Interest	Noncontrolling interest consist of the following:
	December 31, 2024	December 31, 2023
	USD	USD
We Healthy	56,810	114,212

Schedule of Spot Exchange Rates and Average Exchange Rates	Spot exchange rates and average exchange rates were used in the translation of the consolidated financial statements.
	Fiscal year 2024	Fiscal year 2023	Fiscal year 2022
US Exchange Rate
Year-end RMB	7.2203	6.8676	6.3393
Year average RMB	7.1671	6.8516	6.4180